Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	$ 265,946		$ 142,057	$ 257,943	$ 253,291
Equity method investments	1,244,264		1,153,874
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,016,050		1,186,968
Long-term debt	1,404,445		1,379,642
Finance lease, liability	1,697,080		1,268,990
Excalibur Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	0	$ 5,300	10,418
Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash - current and - long-term	5,200		2,900
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in and advances to equity-accounted joint ventures (note 7)	88,519		115,637
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	286,971		317,860
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	265,946		142,057
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,697,080		1,268,990
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,117,474		1,061,782
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	51,046		3,896
Derivative Liability	291		26,802
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,263		4,201
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23,041		14,654
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	398		0
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring | Excalibur Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	0		10,418
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	63,120		9,813
Carrying Amount Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	279,561		0
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	288,448		325,873
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	265,946		142,057
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,665,094		1,332,044
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,111,728		1,093,400
Fair Value Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	51,046		3,896
Derivative Liability	291		26,802
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,263		4,201
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23,041		14,654
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	398		0
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring | Excalibur Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investments	0		10,418
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	63,120		9,813
Fair Value Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | LPG Carriers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	$ 279,561		$ 0